J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Growth and Income Fund

JPMorgan Value Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section for each Fund will be hereby deleted in its entirety and replaced with the following:

Growth and Income Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Clare Hart	2004	Managing Director
Jonathan K.L. Simon	2002	Managing Director
Andrew Brandon	2019	Managing Director

Mid Cap Value Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	1997	Managing Director
Lawrence E. Playford	2004	Managing Director

Value Advantage Fund

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2005	Managing Director
Lawrence E. Playford	2005	Managing Director

SUP-USEQ-219

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers” section for the Funds will be hereby deleted in its entirety and replaced with the following:

Growth and Income Fund

The portfolio management team is led by Clare Hart, Managing Director of JPMIM, Jonathan K.L. Simon, Managing Director of JPMIM, and Andrew Brandon, Managing Director of JPMIM. Ms. Hart is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Value portfolio management team. Mr. Simon is also a senior member of the U.S. Equity Value portfolio management team. Messrs. Simon and Brandon are the co-portfolio managers and share authority in the day-to-day management of the Fund. Ms. Hart has been a portfolio manager since 2002 and also has extensive experience as an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of the firm since 2000, Mr. Brandon has been an investment analyst in the U.S. Equity Group since 2004 and a portfolio manager since 2018. He is a CFA charterholder.

Mid Cap Value Fund

Value Advantage Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, and Lawrence E. Playford, Managing Director of JPMIM. Mr. Simon is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Value portfolio management team. Mr. Playford is a co-portfolio manager and shares authority in the day-to-day management of the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder, is the Chief Investment Officer of the U.S. Equity Value team. He joined the U.S. Equity Value team as a research analyst in 2003 and became a portfolio manager in 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Growth and Income Fund

JPMorgan Value Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019

to the Statements of Additional Information dated November 1, 2018, as supplemented

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Growth and Income Fund
Clare Hart	3	$19,098,872	6	$5,095,912	28	$9,118,174
Jonathan Simon	19	56,187,562	15	12,077,203	64	13,529,354
Andrew Brandon[1]	0	0	0	0	1	5,900

Mid Cap Value Fund
Jonathan Simon	19	38,500,092	15	12,077,203	64	13,529,354
Lawrence Playford	15	20,342,841	3	2,134,564	36	3,734,915

Value Advantage Fund
Jonathan Simon	19	45,406,213	15	12,077,203	64	13,529,354
Lawrence Playford	15	27,248,961	3	2,134,564	36	3,734,915

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Growth and Income Fund
Clare Hart	0	$0	0	$0	0	$0
Jonathan Simon	0	0	0	0	0	0
Andrew Brandon[1]	0	0	0	0	0	0

Mid Cap Value Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0

Value Advantage Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0

[1]	As of January 31, 2019.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-USEQ-219

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Growth and Income Fund
Clare Hart							X
Jonathan Simon						X
Andrew Brandon*	X

Mid Cap Value Fund
Jonathan Simon							X
Larry Playford							X

Value Advantage Fund
Jonathan Simon							X
Lawrence Playford			X

*	As of January 31, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE